Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	$ 125,407.2
Ending balance	129,157.7	$ 125,407.2
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	5,887.9	4,514.9	$ 4,208.9
Additions	715.6	319.2	175.2
Recognized in profit or loss			(3.8)
Recognized in other comprehensive income or loss	(373.2)	1,821.8	409.0
Disposals and proceeds from return of capital of investments	(359.5)	(700.2)	(51.1)
Transfers out of level 3 (Note)	(139.8)
Effect of exchange rate changes	551.1	(67.8)	(223.3)
Ending balance	$ 6,282.1	$ 5,887.9	$ 4,514.9